UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28(9)
Date of reporting period:	8/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus BASIC
Money Market
Fund, Inc.

SEMIANNUAL REPORT August 31, 2014

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Money Market Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Money Market Fund, Inc., covering the six-month period from March 1, 2014 through August 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite a weather-related economic soft patch during the first quarter of 2014, the U.S. economy generally gained ground over the reporting period.This development sparked a degree of volatility among longer term bonds, but short-term rates and yields of money market instruments remained steady, anchored near historical lows by an unchanged federal funds rate. In addition, a degree of uncertainty was removed from the money markets when the Securities and Exchange Commission issued new rules governing some funds, but the immediate impact on the market was muted when regulators delayed implementation for two years.

In our view, stronger labor markets, greater manufacturing activity, rebounding housing starts and rising household wealth portend well for the U.S. economy.While some financial assets are likely to benefit from a more robust recovery, the possibility of higher inflation and rising long-term interest rates suggests that selectivity could become a more important determinant of investment success.Therefore, we suggest you talk regularly with your financial advisor to assess the potential impact of these and other macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
September 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2014 through August 31, 2014, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended August 31, 2014, Dreyfus BASIC Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Stocks and long-term bonds rallied in the midst of an accelerating economic recovery over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its total assets in foreign bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Federal Reserve Board (the “Fed”) in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

U.S. Economy Rebounded After Soft Patch

Despite ample evidence of an accelerating economic recovery and the start of quantitative easing by the Fed in late 2013, market sentiment suffered a setback in the opening months of 2014. Investors worried that economic and political instability in the emerging markets could derail the recovery. Nonetheless, job creation

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

remained robust in March with the addition of 203,000 positions while the unemployment rate remained steady at 6.7%. Manufacturing activity expanded modestly, and the service sector marked its 50th consecutive month of growth. Despite these encouraging statistics, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of the year. Economists attributed the downturn to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of severe winter weather on corporate spending and housing market activity.

Housing starts surged and home sales increased in April, providing evidence that the economic recovery would resume in warmer weather.There were 304,000 new jobs created across a broad range of industries during the month.The unemployment rate fell sharply to 6.3%, but some of the decline was attributed to discouraged job-seekers leaving the workforce. The Fed continued to taper its quantitative easing program at its April policymaking meeting. In May, nonfarm payroll employment rose by 229,000, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain.

The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery. The unemployment rate ticked slightly higher to 6.2%, but 212,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006. The Fed implemented additional reductions in its bond purchasing program at its meetings in June and July, putting the quantitative easing program on track for elimination this fall. August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 142,000 in August even as the unemployment rate inched lower to 6.1%. Moreover, inflation moderated during the month due to declining fuel prices.

Fed Remains Committed to Low Short-Term Rates

Despite changes in intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers at the Fed reiterated that they are unlikely to raise short-term interest rates for “a considerable time.” Although regulators recently issued changes to the rules governing prime money market funds, the new regulations will not become effective until mid-2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good quality and liquidity characteristics.

September 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by the investment adviser), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.The Dreyfus Corporation has undertaken, if the aggregate direct expenses of the fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, but including the management fee, exceed .45 of 1% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense. Dreyfus may terminate this agreement upon at least 90 days’ prior notice to investors, but has committed not to do so until at least
July 1, 2015. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yield would have been negative.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. If your account balance is less than $50,000, your account may be subject to exchange fees, account closeout fees, and wire and Dreyfus TeleTransfer redemption fees each in the amount of $5.00, as well as a checkwriting fee of $2.00. None of these fees are shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from March 1, 2014 to August 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2014

Expenses paid per $1,000†	$ .86
Ending value (after expenses)	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2014

Expenses paid per $1,000†	$ .87
Ending value (after expenses)	$ 1,024.35

† Expenses are equal to the fund’s annualized expense ratio of .17%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—38.4%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.27%, 9/2/14	10,000,000	[a]	10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/17/15	10,000,000		10,000,000
BNP Paribas (Yankee)
0.23%, 10/16/14	8,000,000		8,000,000
Citibank N.A.
0.17%, 9/4/14	10,000,000		10,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 11/4/14	5,000,000		5,000,000
Norinchukin Bank (Yankee)
0.21%, 11/19/14	10,000,000		10,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.26%, 9/29/14	10,000,000		10,000,000
State Street Bank and Trust Co.
0.20%, 12/15/14	10,000,000		10,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 9/12/14	10,000,000	[b]	10,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	8,000,000		8,000,000
Total Negotiable Bank Certificates of Deposit
(cost $91,000,000)			91,000,000

Commercial Paper—19.0%
Barclays U.S. Funding
0.08%, 9/2/14	10,000,000		9,999,978
Credit Agricole NA
0.08%, 9/2/14	10,000,000		9,999,978
Erste Abwicklungsanstalt
0.16%, 10/2/14	10,000,000		9,998,622
Svenska Handelsbanken Inc.
0.20%, 11/17/14	5,000,000	[b]	4,997,915
Westpac Banking Corp.
0.23%, 10/1/14	10,000,000	[a,b]	10,000,000
Total Commercial Paper
(cost $44,996,493)			44,996,493

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper—16.0%	Amount ($)		Value ($)
Alpine Securitization Corp.
0.22%, 9/25/14	10,000,000	[b]	9,998,533
Antalis U.S. Funding Corp.
0.16%, 9/3/14	8,000,000	[b]	7,999,929
Collateralized Commercial Paper Program Co., LLC
0.30%, 11/24/14	10,000,000		9,993,000
Regency Markets No. 1 LLC
0.14%, 9/15/14	10,000,000	[b]	9,999,455
Total Asset-Backed Commercial Paper
(cost $37,990,917)			37,990,917

Time Deposits—12.7%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 9/2/14	10,000,000		10,000,000
Lloyds Bank (London)
0.05%, 9/2/14	10,000,000		10,000,000
Swedbank (Grand Cayman)
0.05%, 9/2/14	10,000,000		10,000,000
Total Time Deposits
(cost $30,000,000)			30,000,000

U.S. Treasury Notes—1.3%
U.S. Treasury Notes
0.12%, 5/31/15
(cost $3,044,917)	3,000,000		3,044,917

Repurchase Agreements—12.3%
Barclays Capital, Inc.
0.04%, dated 8/29/14, due 9/2/14 in the amount of
$17,000,076 (fully collateralized by $4,399,940 U.S.
Treasury Notes, 1.63%-2.13%, due 4/30/19-6/30/21,
value $4,437,415 and $18,021,119 U.S. Treasury
Strips, due 11/15/14-5/15/44, value $12,902,585)	17,000,000		17,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.05%, dated 8/29/14, due 9/2/14 in the amount of
$12,000,067 (fully collateralized by $1,348,000
Federal Home Loan Bank, 1.25%-2%, due
6/19/19-4/25/28, value $1,335,773, $8,000,000 Federal
Home Loan Mortgage Corp., 0.55%-1.50%, due
2/28/19-3/13/19, value $8,018,071 and $2,878,560
Federal National Mortgage Association, 0.75%, due
11/8/17, value $2,886,195)	12,000,000	12,000,000
Total Repurchase Agreements
(cost $29,000,000)		29,000,000

Total Investments (cost $236,032,327)	99.7%	236,032,327

Cash and Receivables (Net)	.3%	787,270

Net Assets	100.0%	236,819,597

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2014, these securities amounted to $52,995,832 or 22.4% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	70.1	Asset-Backed/Special Purpose Entity	3.4
Repurchase Agreements	12.3	U.S. Government	1.3
Asset-Backed/Banking	8.4
Asset-Backed/Multi-Seller Programs	4.2		99.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including
Repurchase Agreements of $29,000,000)—Note 1(b)	236,032,327	236,032,327
Cash		785,844
Interest receivable		65,384
Prepaid expenses		15,699
		236,899,254
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		36,285
Accrued expenses		43,372
		79,657
Net Assets ($)		236,819,597
Composition of Net Assets ($):
Paid-in capital		236,895,102
Accumulated net realized gain (loss) on investments		(75,505)
Net Assets ($)		236,819,597
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		236,895,102
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	204,886
Expenses:
Management fee—Note 2(a)	613,448
Shareholder servicing costs—Note 2(b)	166,826
Professional fees	37,851
Custodian fees—Note 2(b)	28,371
Registration fees	15,884
Directors’ fees and expenses—Note 2(c)	14,944
Prospectus and shareholders’ reports	5,986
Miscellaneous	7,878
Total Expenses	891,188
Less—reduction in expenses due to undertaking—Note 2(a)	(685,736)
Less—reduction in fees due to earnings credits—Note 2(b)	(569)
Net Expenses	204,883
Investment Income—Net, representing net increase
in net assets resulting from operations	3

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2014	Year Ended
	(Unaudited)	February 28, 2014
Operations ($):
Investment Income—Net, representing
net increase in net assets
resulting from operations	3	14
Dividends to Shareholders from ($):
Investment income—net	(3)	(14)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	30,458,914	66,110,973
Dividends reinvested	3	14
Cost of shares redeemed	(47,368,205)	(115,737,399)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(16,909,288)	(49,626,412)
Total Increase (Decrease) in Net Assets	(16,909,288)	(49,626,412)
Net Assets ($):
Beginning of Period	253,728,885	303,355,297
End of Period	236,819,597	253,728,885

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2014					Year Ended February 28/29,
	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000	a)	(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.13	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	[b]	.71		.68		.67		.63		.66
Ratio of net expenses
to average net assets	.17	[b]	.17		.22		.22		.32		.41
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.14
Net Assets, end of period
($ x 1,000)	236,820		253,729		303,355		395,088		640,967		870,134

a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
d If payment pursuant to a Capital Support Agreement was not made, total return would have been (3.87%).

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	236,032,327
Level 3—Significant Unobservable Inputs	—
Total	236,032,327
† See Statement of Investments for additional detailed categorizations.

At August 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $75,505 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2014. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken, if the fund’s aggregate expenses (excluding taxes, brokerage fees and extraordinary expenses) exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The Manager may terminate this undertaking agreement upon at least 90 days’ prior notice to shareholders, but has committed not to do so until at least July 1, 2015. The reduction in expenses, pursuant to the undertaking, amounted to $338,967 during the period ended August 31, 2014.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $346,769 during the period ended August 31, 2014.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2014, the fund was charged $120,827 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund.The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2014, the fund was charged $38,437 for transfer agency services and $1,863 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $118.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the period ended August 31, 2014, the fund was charged $28,371 pursuant to the custody agreement. These fees were partially offset by earnings credits of $451.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement which compensates The Bank of NewYork Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended August 31, 2014, the fund was charged $1,380 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2014, the fund was charged $3,834 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $100,534, custodian fees $23,736, Chief Compliance Officer fees $1,154 and transfer agency fees $15,876, which are offset against an expense reimbursement currently in effect in the amount of $105,015.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural require-ments.At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 22, 2014, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or one basis point below the Performance Group and Performance Universe medians for each period other than the ten-year period, and ranked in the first quartile in the Performance Group and Performance Universe for the ten-year period.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee (and the medians of the Expense Group and Expense Universe) was zero and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses do not exceed 0.45%. Dreyfus may terminate the agreement upon at least 90 days’ prior notice to investors, but has committed not to do so until at least July 1, 2015.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 25

For More Information

Ticker Symbol: DBAXX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    October 23, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    October 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)